Cover	Feb. 09, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A (this “Form 8-K/A”) to our Current Report on Form 8-K filed with the Securities and Exchange Commission on February 15, 2023 (the “Original Form 8-K”) is being filed to amend Item 9.01 to the Original Form 8-K to include certain financial statements related to the acquisition by Tingo Group, Inc. (the “Company”) and MICT Fintech Ltd., an indirect wholly-owned subsidiary of the Company organized under the laws of the British Virgin Islands of 100% of the ordinary shares of Tingo Foods PLC (“Tingo Foods”) from Dozy Mmobuosi (the “Acquisition”). Except as set forth herein, no modifications have been made to the information contained in the Original Form 8-K.
Document Period End Date	Feb. 09, 2023
Entity File Number	001-35850
Entity Registrant Name	TINGO GROUP, INC.
Entity Central Index Key	0000854800
Entity Tax Identification Number	27-0016420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 West Grand Avenue
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	201
Local Phone Number	225-0190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false